GOING CONCERN UNCERTAINTY (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
GOING CONCERN UNCERTAINTY
Cash utilized in operating activities	$ 4,127,997	$ 7,152,757	$ 11,868,537	$ 15,186,411
Cash	$ 4,664,170	$ 11,854,187	$ 8,889,616	$ 17,282,325	$ 11,851,639
Period for which cash resources may be insufficient	12 months		12 months
Estimated wind-down costs of operations			$ 2,500,000